CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 1) - CAD CAD in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Sales			CAD 1,991.1	CAD 1,109.3	CAD 1,051.4
Operating expenses
Cost of sales, excluding depreciation and amortization			1,882.4	1,028.2	970.9
Depreciation and amortization			61.4	44.6	47.0
Selling, general and administrative			58.2	33.0	33.2
Restructuring			1.8	0.5	1.2
Impairment and other closure costs			0.0	16.5	86.9
Costs and Expenses			2,003.8	1,122.8	1,139.2
Operating earnings (loss)			(12.7)	(13.5)	(87.8)
Interest expense, net			(49.4)	(35.5)	(37.4)
Foreign exchange loss on long-term debt			(57.7)	(24.1)	(18.8)
Equity earnings in Partnership			0.0	0.0	0.0
Other income, net			43.0	1.2	14.9
Loss before reorganization items and income taxes			(76.8)	(71.9)	(129.1)
Reorganization items, net			0.0	0.0	(1.2)
Income (loss) before income taxes			(76.8)	(71.9)	(130.3)
Income tax recovery			(27.4)	0.4	0.1
Earnings (loss) from continuing operations			(49.4)	(72.3)	(130.4)
Gain (loss) from discontinued operations, net of tax			0.0	0.0	3.1
Net earnings (loss)			(49.4)	(72.3)	(127.3)
Net (earnings) loss attributable to non-controlling interest			0.0	0.0	0.3
Net earnings (loss) attributable to the Company			(49.4)	(72.3)	(127.6)
Consolidation, Eliminations [Member]
Sales			0.0		(5.6)
Operating expenses
Cost of sales, excluding depreciation and amortization			0.0		(5.6)
Depreciation and amortization			0.0		0.0
Selling, general and administrative			0.0		0.0
Restructuring			0.0		0.0
Impairment and other closure costs			0.0		0.0
Costs and Expenses			0.0		(5.6)
Operating earnings (loss)			0.0		0.0
Interest expense, net			0.0		0.0
Foreign exchange loss on long-term debt			0.0		0.0
Equity earnings in Partnership			(93.6)		(60.7)
Other income, net			9.6		12.2
Loss before reorganization items and income taxes					(48.5)
Reorganization items, net					0.0
Income (loss) before income taxes			(84.0)		(48.5)
Income tax recovery			0.0		0.2
Earnings (loss) from continuing operations					(48.7)
Gain (loss) from discontinued operations, net of tax					(3.1)
Net earnings (loss)					(51.8)
Net (earnings) loss attributable to non-controlling interest					0.0
Net earnings (loss) attributable to the Company			(84.0)		(51.8)
Catalyst Paper Corporation [Member]
Sales			0.0	0.0	0.0
Operating expenses
Cost of sales, excluding depreciation and amortization			17.9	17.6	17.5
Depreciation and amortization			32.8	34.7	36.7
Selling, general and administrative			18.4	18.9	18.2
Restructuring			0.0	0.0	0.9
Impairment and other closure costs			0.0	14.6	86.9
Costs and Expenses			69.1	85.8	160.2
Operating earnings (loss)			(69.1)	(85.8)	(160.2)
Interest expense, net			(21.8)	(16.2)	(17.7)
Foreign exchange loss on long-term debt			(57.7)	(24.1)	(18.8)
Equity earnings in Partnership			93.6	57.3	60.7
Other income, net			5.6	(3.5)	6.8
Loss before reorganization items and income taxes					(129.2)
Reorganization items, net					(1.2)
Income (loss) before income taxes			(49.4)	(72.3)	(130.4)
Income tax recovery			0.0	0.0	0.0
Earnings (loss) from continuing operations					(130.4)
Gain (loss) from discontinued operations, net of tax					3.1
Net earnings (loss)					(127.3)
Net (earnings) loss attributable to non-controlling interest					(0.3)
Net earnings (loss) attributable to the Company			(49.4)	(72.3)	(127.6)
Guarantor Subsidiaries [Member]
Sales			1,991.1	1,109.3	1,051.4
Operating expenses
Cost of sales, excluding depreciation and amortization			1,864.5	1,010.6	957.7
Depreciation and amortization			28.6	9.9	8.7
Selling, general and administrative			39.8	14.1	15.0
Restructuring			1.8	0.5	0.3
Impairment and other closure costs			0.0	1.9	0.0
Costs and Expenses			1,934.7	1,037.0	981.7
Operating earnings (loss)			56.4	72.3	69.7
Interest expense, net			(27.7)	(19.3)	(17.6)
Foreign exchange loss on long-term debt			0.0	0.0	0.0
Equity earnings in Partnership			0.0	0.0	0.0
Other income, net			27.8	(6.0)	(18.3)
Loss before reorganization items and income taxes					33.8
Reorganization items, net					0.0
Income (loss) before income taxes			56.5	47.0	33.8
Income tax recovery			27.4	0.4	0.1
Earnings (loss) from continuing operations					33.7
Gain (loss) from discontinued operations, net of tax					3.1
Net earnings (loss)					36.8
Net (earnings) loss attributable to non-controlling interest					0.0
Net earnings (loss) attributable to the Company			83.9	46.6	36.8
Non-Guarantor Subsidiaries [Member]
Sales			0.0	0.0	5.6
Operating expenses
Cost of sales, excluding depreciation and amortization			0.0	0.0	1.3
Depreciation and amortization			0.0	0.0	1.6
Selling, general and administrative			0.0	0.0	0.0
Restructuring			0.0	0.0	0.0
Impairment and other closure costs			0.0	0.0	0.0
Costs and Expenses			0.0	0.0	2.9
Operating earnings (loss)			0.0	0.0	2.7
Interest expense, net			0.1	0.0	(2.1)
Foreign exchange loss on long-term debt			0.0	0.0	0.0
Equity earnings in Partnership			0.0	0.0	0.0
Other income, net			0.0	0.1	14.2
Loss before reorganization items and income taxes					14.8
Reorganization items, net					0.0
Income (loss) before income taxes			0.1	0.1	14.8
Income tax recovery			0.0	0.0	(0.2)
Earnings (loss) from continuing operations					15.0
Gain (loss) from discontinued operations, net of tax					0.0
Net earnings (loss)					15.0
Net (earnings) loss attributable to non-controlling interest					0.0
Net earnings (loss) attributable to the Company			0.1	0.1	15.0
Predecessor [Member]
Sales		CAD 797.7		0.0			CAD 1,079.7
Operating expenses
Cost of sales, excluding depreciation and amortization		718.0		0.0			970.7
Depreciation and amortization		23.4		0.0		CAD 112.4	105.5
Selling, general and administrative		26.2		0.0			40.3
Restructuring		5.3		0.0			5.9
Impairment and other closure costs		0.0		0.0		823.6	661.8
Costs and Expenses		772.9		0.0			1,784.2
Operating earnings (loss)		24.8		0.0			(704.5)
Interest expense, net		(60.3)		0.0			(73.2)
Foreign exchange loss on long-term debt		24.0		0.0		(9.7)	(9.7)
Equity earnings in Partnership				(57.3)
Other income, net		(2.6)		10.6			(2.1)
Loss before reorganization items and income taxes		(14.1)					(789.5)
Reorganization items, net		666.9					0.0
Income (loss) before income taxes		652.8		(46.7)			(789.5)
Income tax recovery		(1.1)		0.0			(8.4)
Earnings (loss) from continuing operations		653.9					(781.1)
Gain (loss) from discontinued operations, net of tax		(3.6)					(195.5)
Net earnings (loss)		650.3				CAD (976.6)	(976.6)
Net (earnings) loss attributable to non-controlling interest		(31.9)					2.6
Net earnings (loss) attributable to the Company		CAD 618.4		(46.7)			CAD (974.0)
Successor [Member]
Sales	CAD 260.5		1,991.1	1,109.3
Operating expenses
Cost of sales, excluding depreciation and amortization	245.6		1,882.4	1,028.2
Depreciation and amortization	12.9		61.4	44.6	47.0
Selling, general and administrative	7.7		58.2	33.0
Restructuring	0.0		1.8	0.5
Impairment and other closure costs	0.0		0.0	16.5	86.9
Costs and Expenses	266.2		2,003.8	1,122.8
Operating earnings (loss)	(5.7)		(12.7)	(13.5)
Interest expense, net	(11.6)		(49.4)	(35.5)
Foreign exchange loss on long-term debt	(3.2)		(57.7)	(24.1)	(18.8)
Other income, net	0.1		43.0	1.2
Loss before reorganization items and income taxes	(20.4)		(76.8)	(71.9)
Reorganization items, net	(3.2)		0.0	0.0
Income (loss) before income taxes	(23.6)		(76.8)	(71.9)
Income tax recovery	0.2		(27.4)	0.4
Earnings (loss) from continuing operations	(23.8)		(49.4)	(72.3)
Gain (loss) from discontinued operations, net of tax	(12.9)		0.0	0.0
Net earnings (loss)	(36.7)		(49.4)	(72.3)	CAD (127.3)
Net (earnings) loss attributable to non-controlling interest	1.5		0.0	0.0
Net earnings (loss) attributable to the Company	CAD (35.2)		CAD (49.4)	CAD (72.3)